Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Deferred contract costs		$ 0	$ 1,026
Prepaid expenses and other receivables	$ 4,516	1,610	978
Payroll tax credit receivable	400	650	900
Total prepaid expenses and other current assets	$ 4,916	$ 2,260	$ 2,904